Pension Plans with Projected and Accumulated Benefit Obligations in Excess of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Japanese Plans
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥ 756,941	¥ 676,308
Fair value of plan assets	618,199	572,903
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	716,940	611,602
Fair value of plan assets	618,199	560,093
Foreign Plans
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	364,662	485,466
Fair value of plan assets	221,421	358,315
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	339,305	463,089
Fair value of plan assets	¥ 216,560	¥ 358,315